Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Debt issuance costs, amortization	$ 2.5	$ 0.8
Debt, unamortized discount	$ 8.5	$ 10.8
Preferred stock shares authorized	50,000	50,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock,par value	$ 0.01	$ 0.01
Common Stock Shares Authorized	1,000,000,000	1,000,000,000
Common Stock Shares Issued	160,031,115	121,533,408
Common Stock Shares Outstanding	160,031,115	121,533,408